Income Taxes	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Taxes

7. Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2016	2015	2014
Current:
Federal	$1,247	2,315	2,081
State	334	408	424
	1,581	2,723	2,505
Deferred	2,067	(588)	(461)

Total	$3,648	2,135	2,044

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2016	2015	2014
Amount computed at statutory
Federal rate	$3,180	1,862	1,804
State income taxes (net of Federal
income tax benefit)	440	257	233
Other, net	28	16	7
Provision for income taxes	$3,648	2,135	2,044

In this reconciliation, the category “Other, net” consists of changes in permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2016	2015
Deferred tax liabilities:
Property and equipment	$12,156	10,684
Prepaid expenses	134	—
Gross deferred tax liabilities	12,290	10,684
Deferred tax assets:
Insurance liabilities	184	656
Employee benefits and other	1,627	1,694
Gross deferred tax assets	1,811	2,350
Net deferred tax liability	$10,479	8,334

The Company has no unrecognized tax benefits.

Patriot tax returns in the U.S. and various states that include the Company are subject to audit by taxing authorities. As of September 30, 2016, the earliest tax year that remains open for audit in the Unites States is 2010.